(Loss) Earnings Per Share - Summary of Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator
Net (loss) income available to Full Truck Alliance Co. Ltd.	¥ 2,212,888	$ 311,680	¥ 406,762	¥ (3,654,448)
Deemed dividend	0	0	0	(518,432)
Net (loss) income available to ordinary shareholders—basic	2,212,888	$ 311,680	406,762	(4,172,880)
Dilutive effect arising from stock options of a subsidiary | ¥	(23)		0	0
Net (loss) income available to ordinary shareholders—diluted | ¥	¥ 2,212,865		¥ 406,762	¥ (4,172,880)
Denominator
Weighted average number of ordinary shares outstanding—basic	21,111,924,886	21,111,924,886	21,517,856,981	13,445,972,280
Adjustments for dilutive share options of the Group	50,426,575	50,426,575	61,759,408	0
Weighted average number of ordinary shares outstanding—diluted	21,162,351,461	21,162,351,461	21,579,616,389	13,445,972,280
(Loss) earnings per share—basic | (per share)	¥ 0.1	$ 0.01	¥ 0.02	¥ (0.31)
(Loss) earnings per share—diluted | (per share)	¥ 0.1	$ 0.01	¥ 0.02	¥ (0.31)